UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:        High Mountain II LLC
     Address:     700 North Water Street, Suite 1200
                  Milwaukee, WI 53202

Form 13F File Number: 028-13349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Lubar
Title:     Manager
Phone:     414-291-9000

Signature, Place, and Date of Signing:

/s/ David Lubar              Milwaukee, WI                May 8, 2009
---------------            ----------------              ---------------
  Signature                   City, State                     Date

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

     Number of Other Included Mangers:           0

     Form 13F Information Table Entry Total:     11

     Form 13F Information Table Value Total:     $60,794 (thousands)

     List of Other Included Managers:            None

                                                       FORM 13F INFORMATION TABLE
                                                    FOR QUARTER ENDED MARCH 31, 2009


                               TITLE OF                VALUE      SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (X 1000)     PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------  ---------  -----------  ---------  ---  ----  --------  --------  ----  ------  ----
Crosstex Energy, Inc.          COM       22765Y104  $ 4,154,691  2,533,348  SH         DEFINED                        X
Crosstex Energy, LP            COM       22765U102  $   674,384    354,939  SH         DEFINED                        X
Approach Resources,
 Inc.                          COM       03834A103  $ 5,891,978    950,319  SH         DEFINED                        X
Weatherford
 International Ltd.            COM       G95089101  $39,852,500  3,600,000  SH         SOLE                   X
Weatherford
 International Ltd.            COM       G95089101  $ 6,110,020    551,944  SH         DEFINED                        X
Metavante
 Technologies Inc.             COM       591407101  $    66,527      3,333  SH         SOLE                   X
Metavante
 Technologies Inc.             COM       591407101  $    99,800      5,000  SH         DEFINED                        X
Marshall & Ilsley
 Corp.                         COM       571837103  $    56,300     10,000  SH         SOLE                   X
Marshall & Ilsley
 Corp.                         COM       571837103  $ 3,339,063    593,084  SH         DEFINED                        X
Google Inc.                    COM       38259P508  $   417,672      1,200  SH         DEFINED                        X
Rockwell Automation
   Inc.                        COM       773903109  $   131,040      6,000  SH         DEFINED                        X